Consolidated Statements of Comprehensive (Loss) Income - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Comprehensive (Loss) Income
Net Income	$ 128,458,987	$ 157,031,668	$ 123,117,320
Components of other comprehensive income that will not be reclassified to net income for the period, before taxes
Actuarial Gains (losses) from defined benefit plans	(3,960,084)	(357,840)	(3,146,362)
Components of other comprehensive income that will be reclassified to net income for the period, before taxes
Gain (losses) from exchange rate translation differences	(78,009,918)	98,973,862	(264,119,093)
Gain (losses) from cash flow hedges	(155,206,655)	104,232,055	(12,203,755)
Income tax related to components of other comprehensive income that will not be reclassified to net income for the period
Income tax benefit related to defined benefit plans	1,069,223	96,617	849,518
Income tax related to components of other comprehensive income that will be reclassified to net income for the period
Income tax related to exchange rate translation differences	23,777,899	(22,103,267)	84,571,922
Income tax related to cash flow hedges	42,276,806	(28,944,992)	2,334,037
Other comprehensive (loss)income, total	(170,052,729)	151,896,435	(191,713,733)
Total comprehensive (loss) income	(41,593,742)	308,928,103	(68,596,413)
Total comprehensive (loss) income attributable to:
Owners of the parent	(44,244,225)	305,715,046	(68,721,632)
Non-controlling interests	2,650,483	3,213,057	125,219
Total comprehensive (loss) income	$ (41,593,742)	$ 308,928,103	$ (68,596,413)